Consolidated Statement of Cash Flows - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Cash flow from operations	$ 3,259	$ 5,738	$ 7,539	$ 11,269
Interest on loans and borrowings paid	(200)	(277)	(369)	(456)
Cash received (paid) on settlement of derivatives, net	134	(42)	172	(118)
Payments related to Brumadinho event	(497)	(319)	(621)	(383)
Payments related to de-characterization of dams	(95)	(83)	(173)	(152)
Interest on participative shareholders' debentures paid	(127)	(235)	(127)	(235)
Income taxes (including settlement program) paid	(574)	(1,213)	(911)	(3,790)
Net cash generated by operating activities from continuing operations	1,900	3,569	5,510	6,135
Net cash generated by operating activities from discontinued operations				41
Net cash generated by operating activities	1,900	3,569	5,510	6,176
Cash flow from investing activities:
Capital expenditures	(1,208)	(1,293)	(2,338)	(2,429)
Additions to investments	(1)		(8)
Proceeds (payments) from the sale of investments, net			(67)	437
Dividends received from associates and joint ventures	105	71	105	136
Short-term investment	67	101	12	103
Other investments activities, net	(30)	48	(97)	48
Net cash used in investing activities from continuing operations	(1,067)	(1,073)	(2,393)	(1,705)
Net cash used in investing activities from discontinued operations		(65)		(103)
Net cash used in investing activities	(1,067)	(1,138)	(2,393)	(1,808)
Cash flow from financing activities:
Loans and borrowings from third-parties	1,500	200	1,800	625
Payments of loans and borrowings from third-parties	(581)	(1,433)	(620)	(1,828)
Payments of leasing	(45)	(57)	(92)	(98)
Dividends and interest on capital paid to Vale’s shareholders			(1,795)	(3,480)
Dividends and interest on capital paid to noncontrolling interest	(5)	(4)	(8)	(7)
Shares buyback program	(1,361)	(2,596)	(2,124)	(4,384)
Stake acquisition on subsidiaries	(130)		(130)
Net cash used in financing activities from continuing operations	(622)	(3,890)	(2,969)	(9,172)
Net cash used in financing activities from discontinued operations				(11)
Net cash used in financing activities	(622)	(3,890)	(2,969)	(9,183)
Net increase (decrease) in cash and cash equivalents	211	(1,459)	148	(4,815)
Cash and cash equivalents in the beginning of the period	4,705	9,061	4,736	11,721
Effect of exchange rate changes on cash and cash equivalents	67	(417)	99	290
Cash and cash equivalents from subsidiaries sold, net				(11)
Cash and cash equivalents at end of the period	$ 4,983	$ 7,185	$ 4,983	$ 7,185